CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income		$ 2,218	$ 2,022	$ 9,325	$ 7,915
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of securities premiums, net of accretion		49	67	274	740
ESOP expense		136	150	613	511
Gain on sale of securities, net		(113)			(5,912)
Change in deferred loan fees, net		285	(27)	378	418
Provision for loan losses		1,462	656	3,329	2,929
Depreciation and amortization		404	185	721	811
Loss on disposal of premises and equipment				6	2
(Increase) decrease in accrued interest receivable		(533)	75	(293)	(25)
Deferred tax (benefit) expense		(185)		(1,241)	1,309
Share-based compensation expense		265	240	928	926
Increase in cash surrender value of life insurance		(177)	(171)	(686)	(645)
Principal repayments of operating lease obligations		(18)
(Increase) decrease in other assets		(175)	611	613	(539)
(Decrease) increase in other liabilities		(1,166)	(664)	2,787	1,036
Net cash provided by operating activities		2,452	3,144	16,754	9,476
Cash flows from investing activities:
Purchases of available-for-sale securities		(13,729)			(13,121)
Proceeds from sales of available-for-sale securities		13,565			57,259
Proceeds from pay downs, maturities and calls of available-for-sale securities		2,071	2,359	8,632	14,026
(Purchase) redemption of Federal Home Loan Bank Stock		(865)	(312)	(796)	933
Loan originations and purchases, net of paydowns		(25,488)	(18,373)	(100,073)	(121,060)
Additions to premises and equipment		(1,950)	(58)	(2,399)	(3,426)
Additions to assets held-for-sale			(147)	(147)	(67)
Additions to other real estate owned		(44)		(52)
Purchase of bank owned life insurance					(5,500)
Net cash used in investing activities		(26,440)	(16,531)	(94,835)	(70,956)
Cash flows from financing activities:
Net (decrease) increase in demand deposits, NOW and savings accounts		(15,544)	(22,826)	22,841	110,748
Net increase (decrease) in time deposits		22,725	(7,526)	(4,802)	11,327
Proceeds from advances from the Federal Home Loan Bank				10,000	7,000
Net change in short-term borrowings		11,920	18,370	31,181	(30,017)
Purchase of treasury stock				(215)	(594)
Net cash provided by (used in) financing activities		19,101	(11,982)	59,005	98,464
Net (decrease) increase in cash and cash equivalents		(4,887)	(25,369)	(19,076)	36,984
Cash and cash equivalents at beginning of year		28,613	47,689	47,689	10,705
Cash and cash equivalents at end of year		23,726	22,320	28,613	47,689
Supplemental disclosures:
Interest paid		1,995	1,098	5,326	3,725
Income taxes paid		290		3,638	6,667
Recognition of right-of-use assets in premises and equipment	[1]	3,836
Recognition of operating lease liabilities	[1]	3,938
Reclassification of accrued rent from other liabilities to premises and equipment	[1]	$ 102
Loan transferred to other real estate owned				1,624
Loan transferred to other assets				1,352
Transfer from premises and equipment to assets held-for-sale				$ 3,433
Assets held-for-sale transferred to premises and equipment			$ 3,433		$ 3,219

[1]	Adoption of ASU 2016-02, Leases (Note 15)